UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [  ];                             Amendment Number: ____

    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Altima Partners LLP
Address:     Stirling Square, Fourth Floor
             7 Carlton Gardens
             London SW1Y 5AD
             England

Form 13F File Number: 28-_______

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Malcolm Goddard
Title: Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/ Malcolm Goddard         London, England           May 13, 2009
--------------------        ---------------           --------------
[Signature]                 [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $119,557 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number 28-_______
Name:  Mark Donegan

No. 2
Form 13F File Number 28-_______
Name:  Altima Advisors Americas L.P.

No. 3
Form 13F File Number 28-_______
Name:  Altima Services UK Limited

No. 4
Form 13F File Number 28-_______
Name:  Altima International Limited

No. 5
Form 13F File Number 28-_______
Name:  Joseph Carvin

                                            Form 13F Information Table

-------------------------- ---------- ------------ ----------- ------------------------ ------------ ---------- --------------------
        Column 1           Column 2    Column 3     Column 4            Column 5          Column 6   Column 7        Column 8
-------------------------- ---------- ------------ ----------- ------------------------ ------------ ---------- --------------------
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- --------------------
     Name of Issuer        Title of      CUSIP       Value     Shrs /     SH /    Put/   Investment    Other      Voting Authority
                             Class                  (x$1000)   Prn Amt    PRN     Call   Discretion   Managers
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- --------------------
                                                                                                                 Sole    Shared None
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
      BMB MUNAI INC           COM      09656A105      114        82100      SH             DEFINED       1        82100
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       TENARIS SA          SPON ADR    88031M109     17252      822325      SH             DEFINED       1       822325
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       TENARIS SA          SPON ADR    88031M109      4894      233266      SH             DEFINED   1, 2, 3,    233266
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
        AGCO CORP             COM      001084102      5531      234450      SH             DEFINED   1, 2, 3,    234450
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
ARCHER DANIELS MIDLAND CO     COM      039483102      4858      168517      SH             DEFINED   1, 2, 3,    168517
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
      BUNGE LIMITED           COM      G16962105      4059       78400      SH             DEFINED   1, 2, 3,     78400
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
      BUNGE LIMITED           COM      G16962105     29528      570372      SH             DEFINED   1, 2, 3,    570372
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
   INTREPID POTASH INC        COM      46121Y102     23436      1128379     SH             DEFINED   1, 2, 3,    1128379
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
        MOSAIC CO             COM      61945A107      5259      152000      SH             DEFINED   1, 2, 3,    152000
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       POTASH CORP            COM      73755L107      6927       94600      SH             DEFINED   1, 2, 3,     94600
        SASK INC                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
     ICICI BANK LTD           ADR      45104G104      3219      167200      SH             DEFINED       1       167200
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
     COMPANHIA VALE        SPON ADR    204412100      3470      325820      SH             DEFINED   1, 2, 3,    325820
       DO RIO DOCE            PFD                                                                        4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       TERNIUM SA          SPON ADR    880890108      2719      317290      SH             DEFINED   1, 2, 3,    317290
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
ULTRAPAR PARTICIPACOES SA  SPON ADR    90400P101      3406      151443      SH             DEFINED   1, 2, 3,    151443
                            REP PFD                                                                      4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
    NII HOLDINGS INC       CL B NEW    62913F201      4205      231319      SH             DEFINED   1, 2, 3,    231319
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
    COPA HOLDINGS SA         CL A      P31076105      679        22400      SH             DEFINED   1, 2, 3,     22400
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----


REPORT SUMMARY        DATA RECORDS  16              119557             5 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
